FURNITURE, FIXTURES AND EQUIPMENT (Details) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross			$ 299,572	$ 269,314
Accumulated depreciation			(110,793)	(59,492)
Total furniture, fixtures, and equipment, net	153,926		188,779	209,822
Depreciation	38,004	38,444	51,301	15,269
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			7 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross			69,538	58,783
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			5 years
Storage Facilities [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross			19,717	19,717
Property and equipment, estimated useful life			3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross			189,897	170,961
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life			7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment, gross			$ 20,420	$ 19,853
Property and equipment, estimated useful life			5 years